NOTE 8 - DERIVATIVE LIABILITY	Mar. 31, 2023
March 31, 2023
NOTE 8 - DERIVATIVE LIABILITY

NOTE 8 – DERIVATIVE LIABILITY

The Company evaluated the notes under the requirements of ASC 480 “Distinguishing Liabilities From Equity” (ASC 480) and concluded that the notes do not fall within the scope of ASC 480. The Company next evaluated the notes under the requirements of ASC 815 “Derivatives and Hedging Activities” and determined that the scope exception to ASC 815’s derivative accounting provisions does not apply. The Company then evaluated the embedded derivative criteria in ASC 815, and concluded that the conversion features meet all the embedded derivative criteria in ASC 815, and therefore, the conversion features meet the definition of an embedded derivative that should be separated from the notes and accounted for as a derivative liability.

The derivative liabilities were valued using a Black-Scholes option pricing model with the following average assumptions for all of the instruments:

	March	Upon	December	Upon
	31, 2023	Issuance	31, 2022	Issuance
		2023		2022
Stock Price	$0.052	$0.048	$0.04	$0.043-0.066
Exercise Price	$0.0277-0.05	$0.045	$0.0224-0.05	$0.0224-0.05
Expected Life	0-0.59	0.75	0-0.59	1.0-1.2
Volatility	168%	145%	168%	194.52-197.12%
Dividend Yield	0%	0%	0%	0%
Risk-Free Interest Rate	4.02%	4.57%	4.02%	0.53-0.61%
Convertible Notes	317,285	388,888	317,285	356,000
Total Fair Value	$186,919	$174,234	$102,011	$273,906

The expected life of the note was based on the remaining contractual term of the instruments. The Company uses the historical volatility of its Common Stock to estimate the future volatility for its Common Stock. The expected dividend yield was based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future. The risk-free interest rate was based on rates established by the Federal Reserve Bank.

Consolidated Statement of Operations – Change in fair value on derivative

During the year ended December 31, 2022, , the following transactions were recorded in the account “change in fair value on derivative”: (i)  as a result of the issuance of convertible notes, the Company recorded derivative liabilities of $(264,952); (ii) the Company viewed the convertible debt derivatives as short term and thus chose to record as other income the debt premium associated with the derivative liabilities incurred during this period in the amount of $43,269; and (iii) the change in the fair value of these derivative liabilities for the year ended December 31, 2022 resulted in a gain of $212,199.

During the period ended March 31, 2023, the following transactions were recorded in the account “change in fair value on derivative”: (i) as a result of the issuance of convertible notes, the Company recorded derivative liabilities of $(133,031); (ii) the Company viewed the convertible debt derivatives as short term and thus chose to expense the debt discounts associated with the derivative liabilities incurred during this period in the amount of $(29,167); (iii) the changes in the fair value of these derivative liabilities for the period ended March 31, 2023 resulted in a gain of $39,118; and (iv) the Company  recorded a gain on debt extinguishment of $38,172 to account for the extinguishment of derivative liabilities associated with the settlement or the conversion of the convertible debt accounted for as a derivative liability.

December 31, 2022
NOTE 8 - DERIVATIVE LIABILITY

NOTE 8 – DERIVATIVE LIABILITY

The Company evaluated the notes under the requirements of ASC 480 “Distinguishing Liabilities From Equity” (ASC 480) and concluded that the notes do not fall within the scope of ASC 480. The Company next evaluated the notes under the requirements of ASC 815 “Derivatives and Hedging Activities” and determined that the scope exception to ASC 815’s derivative accounting provisions does not apply. The Company then evaluated the embedded derivative criteria in ASC 815, and concluded that the conversion features meet all the embedded derivative criteria in ASC 815, and therefore, the conversion features meet the definition of an embedded derivative that should be separated from the notes and accounted for as a derivative liability.

The derivative liabilities were valued using a Black-Scholes option pricing model with the following average assumptions for all of the instruments:

	December	Upon	December	Upon
	31, 2022	Issuance	31, 2021	Issuance
		2022		2021
Stock Price	$0.04	$0.043-0.066	$0.04	$0.066-0.10625
Exercise Price	$0.0224-0.05	$0.0224-0.05	$0.023-0.05	$0.023-0.05
Expected Life	0-0.59	1.0-1.2	0-1.25	0-1.88
Volatility	168%	194.52-197.12%	216%	240.87-273.61%
Dividend Yield	0%	0%	0%	0%
Risk-Free Interest Rate	4.02%	0.53-0.61%	0.06%	0%-0.05%
Convertible Notes	317,285	356,000	171,750	1,772,000
Total Fair Value	$102,011	$273,906	$92,527	$1,446,469

The expected life of the note was based on the remaining contractual term of the instruments. The Company uses the historical volatility of its Common Stock to estimate the future volatility for its Common Stock. The expected dividend yield was based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future. The risk-free interest rate was based on rates established by the Federal Reserve Bank.

Consolidated Statement of Operations – Change in fair value on derivative

During the year ended December 31, 2021, the following transactions were recorded in the account “change in fair value on derivative”: (i) as a result of issuance of convertible notes, the Company recorded derivative liabilities of $(1,008,543); (ii) the Company viewed the convertible debt derivatives as short term and thus chose to expense the debt discounts associated with the derivative liabilities incurred during this period in the amount of $(442,764); (iii) the changes in the fair value of these derivative liabilities for the year ended December 31, 2021resulted in a gain of $163,781; and (iv) the Company recorded a gain on debt extinguishment of $1,202,201 to account for the extinguishment of derivative liabilities associated with the settlement or the conversion of the convertible debt accounted for as a derivative liability.

During the year ended December 31, 2022, , the following transactions were recorded in the account “change in fair value on derivative”: (i)  as a result of the issuance of convertible notes, the Company recorded derivative liabilities of $(264,952); (ii) the Company viewed the convertible debt derivatives as short term and thus chose to record as other income the debt premium associated with the derivative liabilities incurred during this period in the amount of $43,269; and (iii) the change in the fair value of these derivative liabilities for the year ended December 31, 2022 resulted in a gain of $212,199.